Share Capital and Reserves - Summary of Company's Options and Weighted Average Exercise Price (Detail) - Stock Option Incentive Plan [member]	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, beginning balance | shares	9,322,641	7,726,317
Number of options, granted | shares	1,427,000	3,130,000
Number of options, exercised | shares	(3,181,108)	(1,440,907)
Number of options, expired unexercised | shares		(77,436)
Number of options, Forfeited | shares		(15,333)
Number of options, ending balance | shares	7,568,533	9,322,641
Weighted average exercise price, beginning balance | $ / shares	$ 4.58	$ 3.79
Weighted average exercise price, granted | $ / shares	8.89	5.92
Weighted average exercise price, exercised | $ / shares	(2.99)	(3.22)
Weighted average exercise price, expired unexercised | $ / shares		(7.19)
Weighted average exercise price, Forfeited | $ / shares		(4.96)
Weighted average exercise price, ending balance | $ / shares	$ 6.06	$ 4.58